LONG-TERM INVESTMENTS, NET - Schedule of equity investments without readily determinable fair values - Parenthetical (Details) $ in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Oct. 30, 2019 CNY (¥)	Jan. 31, 2016
LONG-TERM INVESTMENTS, NET
Impairment loss on cost method investments		$ 46,111		$ 47,336
Outstanding amount of supplementary agreement | ¥						¥ 380
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng")
LONG-TERM INVESTMENTS, NET
Ownership percentage		13.00%		13.00%			13.30%
Impairment loss on cost method investments			$ 517	$ (529)	$ 529
AM Advertising
LONG-TERM INVESTMENTS, NET
Ownership percentage		20.00%		20.00%
Impairment loss on cost method investments		$ 45,594		$ 46,807
AM Advertising with Foreign Currency Translation Adjustment
LONG-TERM INVESTMENTS, NET
Ownership percentage	20.32%
Impairment loss on cost method investments	$ 50,159
Accumulated impairment loss on investments		$ 45,594		$ 46,807